Consolidated statement of changes in equity - EUR (€) € in Thousands	Equity attributable to owners of the Company	Share capital	Share premium reserve	Retained earnings.	Translation reserve	Actuarial losses	Share-based payment reserve	Other reserves	Total
Balance at January 1, at Dec. 31, 2022	€ 66,248	€ 110,412	€ 12,368	€ (61,440)			€ 5,293	€ (385)	€ 66,248
Loss for the year	(11,390)			(11,390)					(11,390)
Total comprehensive income or loss for the year	(11,390)			(11,390)					(11,390)	[1]
Increase of capital	94,871	64,300	30,571						94,871
Share-based payments	2,159						2,159		2,159
Transaction costs to be deducted from equity (IAS 32)	(453)							(453)	(453)
Balance at December 31, at Dec. 31, 2023	151,435	174,712	42,939	(72,831)			7,452	(837)	151,435
Loss for the year	(46,267)			(46,267)					(46,267)
Other comprehensive income or loss	(83)				€ (10)	€ (73)			(83)
Total comprehensive income or loss for the year	(46,350)			(46,267)	(10)	(73)			(46,350)	[1]
Increase of capital	82,055	48,360	33,695						82,055
Share-based payments	1,070						1,070		1,070
Transaction costs to be deducted from equity (IAS 32)	(129)							(129)	(129)
Balance at December 31, at Dec. 31, 2024	188,081	223,072	76,634	(119,098)	(10)	(73)	8,522	(966)	188,081
Loss for the year	(62,547)			(62,547)					(62,547)
Other comprehensive income or loss	13				21	(8)			13
Total comprehensive income or loss for the year	(62,534)			(62,547)	21	(8)			(62,534)	[1]
Share-based payments	5,355						5,355		5,355
Balance at December 31, at Dec. 31, 2025	€ 130,902	€ 223,072	€ 76,634	€ (181,645)	€ 11	€ (81)	€ 13,877	€ (966)	€ 130,902

[1]	The loss and total comprehensive loss for the year are fully attributable to the owners of the parent